(GRAPHIC APPEARS HERE)


                                  Mutual Fund
                                  Annual Report
                                    December 31, 1999



BT Institutional Equity 500 Index Fund



                             (GRAPHIC APPEARS HERE)

BT Institutional Equity 500 Index Fund

Table of Contents


            Letter to Shareholders                                     3

            BT Institutional Equity 500 Index Fund
                  Statement of Assets and Liabilities                  6
                  Statement of Operations                              7
                  Statements of Changes in Net Assets                  8
                  Financial Highlights                                 9
                  Notes to Financial Statements                       10
                  Report of Independent Accountants                   12
                  Tax Information                                     12

            Equity 500 Index Portfolio

                  Schedule of Portfolio Investments                   13
                  Statement of Assets and Liabilities                 19
                  Statement of Operations                             20
                  Statements of Changes in Net Assets                 21
                  Financial Highlights                                22
                  Notes to Financial Statements                       23
                  Report of Independent Accountants                   25

            Proxy Results                                             26


                              --------------------
                  The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company.
                  The Fund is subject to investment risks, including possible loss of principal amount invested.
                              --------------------

BT Institutional Equity 500 Index Fund

Letter to Shareholders


We are pleased to present you with this annual report for the BT Institutional Equity 500 Index Fund (the "Fund"), providing a review of the markets, the Portfolio, and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
The S&P 500 Index appreciated in excess of 20% for a record 5th consecutive year in 1999. Never before in recorded history have U.S. stocks achieved this total return level more than twice in a row. A combination of strong domestic economic growth and impressive corporate earnings gains--with minimal inflation--positively influenced the market and also combined to drive equity valuations to historically high levels despite a rising interest rate environment. The S&P 500 Index was bolstered primarily by a technology sector-driven rally in the fourth quarter of 1999.

Still, volatility within the U.S. equity market remained high.
o The S&P 500 Index advanced forward as 1999 began, closing above the 1,300 mark late in the first quarter, although sell-offs in large cap technology stocks had raised concerns early in the quarter.

o April saw not only shifts into small and mid cap stocks, but also, large cap growth stocks underperformed their value counterparts for the first time in nearly 11/2 years. Stronger performance in energy-related stocks, positive earnings surprises, and a rotation into cyclicals led to these stronger returns in value sectors long out of favor.

o By June, technology stocks had pushed large cap growth stocks back into the lead.

o Broad market third quarter equity index returns were negative across small, mid, and large capitalization asset classes, primarily due to weaker performance in technology and energy stocks.

o Although large cap stock performance soared at the end of the fourth quarter, the Russell 2000 Index, which measures small cap equities, outperformed the S&P 500 Index on an annual basis for the first time in five years, as investors sought the lower valuations of small cap growth stocks.

As has been the case for the past several years, large-capitalization growth-oriented stocks outperformed

                                            Cumulative Total Returns                  Average Annual Total Returns

     Periods ended                   Past 1     Past 3   Past 5       Since      Past 1     Past 3    Past 5     Since
     December 31, 1999                year       years    years     inception     year      years     years    inception
     BT Institutional Equity
       500 Index Fund
       (inception 12/31/92)(2)        20.75%    107.14%   249.83%    289.61%     20.75%    27.47%     28.46%     21.45%
     S&P 500 Index(3)                 21.04%    107.56%   251.12%    291.61%     21.04%    27.56%     28.56%     21.53%
     Lipper S&P 500
       Index Average(4)               20.22%    104.54%   243.03%    280.44%     20.22%    26.94%     27.96%     21.03%

(1) Morningstar proprietary ratings reflect historical risk-adjusted performance as of December 31, 1999. They are subject to change every month. Past performance is no guarantee of future results. Ratings are calculated from the Fund's 3-, 5-, and 10-year (if applicable) average annual total return in excess of 90-day Treasury-bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. The Fund received 4 stars for the three-year period and 5 stars for the five-year period and was rated among 3,469 and 2,180 domestic equity funds, respectively. The top 10% of funds in a rating universe receive 5 stars and the next 22.5% receive 4 stars.
(2) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(3) The S&P 500 is an index of common stocks in industry, transportation, and financial and public utility companies. This index is unmanaged, and investments cannot be made in an index.
(4) Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

BT Institutional Equity 500 Index Fund

Letter to Shareholders


their value counterparts for the twelve months, led in 1999 by the technology sector. Other stronger performing sectors for the year included capital goods and basic materials. Weaker performing sectors included health care, utilities, and transportation. Top stocks in the S&P 500 Index in 1999 included Qualcomm Inc., Sprint Corp (PCS), and Nextel Communications Inc.-A. Weaker performers included McKesson HBOC, Rite Aid Corp., and Service Corp. International. Interestingly, more stocks in the S&P 500 Index actually declined in value in 1999 rather than appreciated, rendering performance in the U.S. stock market very narrow indeed. There were 41 changes to the Index for the twelve month period, due primarily to mergers and acquisitions. Comparatively, this represents fewer additions and deletions to the Index than a year ago.

Ten Largest Stock Holdings
(percentages are based on market value)

Microsoft Corp.                                              4.77%
General Electric Co.                                         4.03
Cisco Systems, Inc.                                          2.76
Wal-Mart Stores, Inc.                                        2.42
Exxon Mobil Corp.                                            2.19
Intel Corp.                                                  2.16
Lucent Technologies, Inc.                                    1.87
International Business Machines Corp.                        1.53
Citigroup                                                    1.47
America Online, Inc.                                         1.34


INVESTMENT REVIEW
It is well worth noting that the Fund is ranked 14th out of 107 funds for the one year period and 3rd out of 44 funds for the five year period ended December 31, 1999 in the Lipper Analytical S&P 500 Index Objective. The Fund has earned a five-star rating from Morningstar based on its overall performance as of December 31, 1999 out of 3,469 domestic equity funds.(1)

MANAGER OUTLOOK
Looking ahead for the near term, we believe the U.S. economy still has substantial momentum, and the financial fundamentals for both households and businesses remain strong. We anticipate GDP growth of about 4% through the first half of the year 2000. While inflation has remained benign primarily because growth in labor compensation has failed to outstrip productivity growth despite drum-tight labor markets, inflation risks remain tilted to the upside, as labor markets continue to tighten and as overseas growth continues to gather steam. Thus, the Federal Reserve Board could, in our view, continue to nudge interest rates higher through mid-2000, as it seeks to slow real economic growth to a more sustainable pace.

Since the economy's ability to grow quickly and generate strong profits without inflation has been the driving force behind the bull market of recent years, what our outlook means is that economic fundamentals may be comparatively less supportive of equities in the next year or so. However, even with a gradual slowdown in economic growth, a modest pickup in inflation, and pressure on profit margins from rising labor costs and higher interest rates, we do not see a sharp correction in equities,


PORTFOLIO DIVERSIFICATION
By Sector as of December 31, 1999 (percentages are based on market value)

Technology                                28%
Financial                                 16
Healthcare                                 9
Consumer Cyclicals                         8
Consumer Noncyclicals                      7
Telecommunications                         7
Consumer Services                          5
Energy                                     5
Commercial Services                        5
Basic Materials                            4
Industrials                                3
Utilities                                  2
Transportation                             1

BT Institutional Equity 500 Index Fund

Letter to Shareholders



because we expect a reasonably "soft landing" for the economy. We also believe the economy will likely retain many of its structural improvements, such as faster productivity growth and less volatile economic cycles. The major risk to the equity markets, in our view, is if the economy really overheats, provoking aggressive Fed tightening and imperiling the economic expansion the U.S. has enjoyed for nearly nine years.

Of course, it is important to reiterate that as an index fund, designed to replicate the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the stock market.

As always, we appreciate your ongoing support of the BT Institutional Equity 500 Index Fund, and we look forward to continuing to serve your investment needs for many years to come.


                              /s/ James Creighton

                                 James Creighton
               Portfolio Manager of the Equity 500 Index Portfolio
                               December 31, 1999


PERFORMANCE COMPARISON

BT INSTITUTIONAL EQUITY 500 INDEX FUND AND THE S&P 500 INDEX
GROWTH OF A $10,000 INVESTMENT (SINCE DECEMBER 31, 1992)


                             (GRAPHIC APPEARS HERE)


                    BT Institutional Equity
                    500 Index Fund - $38,961          S&P 500 Index - $39,161
  12/92             10,000                             10,000
   6/93             10,491                             10,487
  12/93             10,984                             11,008
   6/94             10,615                             10,635
  12/94             11,137                             11,153
   6/95             13,388                             13,408
  12/95             15,323                             15,344
   6/96             16,854                             16,894
  12/96             18,809                             18,867
   6/97             22,669                             22,757
  12/97             25,060                             25,162
   6/98             29,479                             29,619
  12/98             32,265                             32,353
   6/99             36,194                             36,363
  12/99             38,961                             39,161


          Annualized Total Return for the Year Ended December 31, 1999

      One Year 20.75%   Five Year 28.46%(2)   Since 12/31/92(1) 21.45%(2)

----------
(1) The Fund's inception date.
(2) Annualized.
    PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The S&P 500 Index is unmanaged and investments may not be made in an index. The Index return does not reflect expenses, which have been deducted from the Fund's return. Performance figures assume the reinvestment of dividends and capital gain distributions.

BT Institutional Equity 500 Index Fund

Statement of Assets and Liabilities

                                                                               As of
                                                                               December 31, 1999
      Assets
      Investment in Equity 500 Index Portfolio, at Value                        $  2,991,091,975
      Receivable for Shares of Beneficial Interest Subscribed                            812,111
      Prepaid Expenses and Other                                                          24,713
      Due From Bankers Trust                                                              36,628
                                                                                ----------------
Total Assets                                                                       2,991,965,427
                                                                                ----------------
Liabilities
      Payable for Shares of Beneficial Interest Redeemed                                 989,421
      Accrued Expenses                                                                    84,756
                                                                                ----------------
Total Liabilities                                                                      1,074,177
                                                                                ----------------
Net Assets                                                                      $  2,990,891,250
                                                                                ================
Composition of Net Assets
      Paid-in Capital                                                           $  1,453,837,328
      Undistributed Net Investment Income                                                724,748
      Accumulated Net Realized Gain from Investment and Futures Transactions           3,716,649
      Net Unrealized Appreciation on Investment and Futures Contracts              1,532,612,525
                                                                                ----------------
Net Assets                                                                      $  2,990,891,250
                                                                                ================
Shares Outstanding ($0.001 par value per share, unlimited number of shares
      of beneficial interest authorized)                                              16,210,404
                                                                                ================
Net Asset Value, Offering and Redemption Price Per Share
      (net assets divided by shares outstanding)                                $         184.50
                                                                                ================


                       See Notes to Financial Statements.

BT Institutional Equity 500 Index Fund

Statement of Operations


                                                                            For the year ended
                                                                             December 31, 1999
Investment Income
      Income allocated from Equity 500 Index Portfolio, net                   $     34,839,356
                                                                              ----------------
Expenses
      Administration and Services Fees                                               1,296,608
      Registration Fees                                                                 72,347
      Professional Fees                                                                 19,744
      Printing and Shareholder Reports                                                  18,615
      Trustees Fees                                                                     10,142
      Miscellaneous                                                                     18,711
                                                                              ----------------
Total Expenses                                                                       1,436,167
Less: Fee Waivers or Expense Reimbursements                                           (917,524)
                                                                              ----------------
Net Expenses                                                                           518,643
                                                                              ----------------
Net Investment Income                                                               34,320,713
                                                                              ----------------
Realized and Unrealized Gain (Loss) on Investment and Futures Contracts
      Net Realized Loss from Investment Transactions                               (17,965,452)
      Net Realized Gain from Futures Transactions                                    6,875,038
      Net Change in Unrealized Appreciation/Depreciation on Investment and
            Futures Contracts                                                      463,357,905
                                                                              ----------------
Net Realized and Unrealized Gain on Investment and Futures Contracts               452,267,491
                                                                              ----------------
Net Increase in Net Assets from Operations                                    $    486,588,204
                                                                              ================


                       See Notes to Financial Statements.

BT Institutional Equity 500 Index Fund

Statements of Changes in Net Assets


                                                                                  For the years ended December 31,
                                                                               1999                             1998
Increase (Decrease) in Net Assets from:
Operations
         Net Investment Income                                          $     34,320,713                $     27,388,215
         Net Realized Gain (Loss) from Investment and
               Futures Transactions                                          (11,090,414)                     16,811,388
         Net Change in Unrealized Appreciation/Depreciation
               on Investment and Futures Contracts                           463,357,905                     411,132,012
                                                                        ----------------                ----------------
Net Increase in Net Assets from Operations                                   486,588,204                     455,331,615
                                                                        ----------------                ----------------
Distributions to Shareholders
         Net Investment Income                                               (33,637,786)                    (27,346,394)
         Net Realized Gain from Investment and Futures
               Transactions                                                           --                     (36,598,002)
         In Excess of Net Realized Gain                                      (33,934,707)                             --
                                                                        ----------------                ----------------
Total Distributions                                                          (67,572,493)                    (63,944,396)
                                                                        ----------------                ----------------
Capital Transactions in Shares of Beneficial Interest
         Proceeds from Sales of Shares                                     1,675,906,671                     978,369,557
         Dividend Reinvestments                                               58,323,079                      53,642,775
         Cost of Shares Redeemed                                          (1,451,324,070)                   (656,076,536)
                                                                        ----------------                ----------------
Net Increase from Capital Transactions in Shares of
         Beneficial Interest                                                 282,905,680                     375,935,796
                                                                        ----------------                ----------------
Total Increase in Net Assets                                                 701,921,391                     767,323,015
Net Assets
      Beginning of Year                                                    2,288,969,859                   1,521,646,844
                                                                        ----------------                ----------------
      End of Year (including undistributed net investment
         income of $724,748 and $41,821 for the years ended
         December 31, 1999 and 1998, respectively)                      $  2,990,891,250                $  2,288,969,859
                                                                        ================                ================


                       See Notes to Financial Statements.

BT Institutional Equity 500 Index Fund

Financial Highlights

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the years indicated for the BT Investment Equity 500 Index Fund.


                                                                              For the years ended December 31,
                                                           1999            1998             1997            1996          1995
Per Share Operating Performance:(1)
Net Asset Value, Beginning of Year                        $156.72         $125.63          $100.08        $  83.82      $  62.64
                                                          -------         -------          -------        --------      --------
Income from Investment Operations
     Net Investment Income                                   2.26            2.05             2.04            1.98          1.80
     Net Realized and Unrealized Gain on
          Investment and Futures Transactions               29.93           33.70            30.88           16.92         21.54
                                                          -------         -------          -------        --------      --------
Total from Investment Operations                            32.19           35.75            32.92           18.90         23.34
                                                          -------         -------          -------        --------      --------
Distributions to Shareholders
     Net Investment Income                                  (2.22)          (2.05)           (2.01)          (1.98)        (1.80)
     Net Realized Gain from Investment
           and Futures Transactions                            --           (2.61)           (5.36)          (0.66)        (0.36)
     In Excess of Net Realized Gain                         (2.19)             --               --              --            --
                                                          -------         -------          -------        --------      --------
Total Distributions                                         (4.41)          (4.66)           (7.37)          (2.64)        (2.16)
                                                          -------         -------          -------        --------      --------
Net Asset Value, End of Year                              $184.50         $156.72          $125.63         $100.08      $  83.82
                                                          =======         =======          =======         =======      ========
Total Investment Return                                     20.75%          28.72%           33.23%          22.75%        37.59%
Supplemental Data and Ratios:
     Net Assets, End of Year
          (000s omitted)                               $2,990,891      $2,288,970       $1,521,647      $1,218,455      $800,551
     Ratios to Average Net Assets:
          Net Investment Income                              1.31%           1.48%            1.74%           2.20%         2.52%
     Expenses After Waivers, Including
          Expenses of the Equity 500
          Index Portfolio                                    0.10%           0.10%(2)         0.10%           0.10%         0.10%
     Expenses Before Waivers, Including
          Expenses of the Equity 500
          Index Portfolio                                    0.13%           0.17%            0.21%           0.21%         0.23%
     Decrease Reflected in Above Expense
          Ratios Due to Fee Waivers or
          Expense Reimbursements                             0.03%           0.07%            0.11%           0.11%         0.13%


----------
(1) Per share amounts for the years ended December 31, 1995 through December 31, 1997 have been restated to reflect a 1:6 reverse stock split effective September 4, 1997.
(2) Effective May 6, 1998, Bankers Trust contractually agreed to receive fees from the portfolio only to the extent of the lesser of 0.005% or the amount that brings the total annual operating expenses as a percentage of the portfolio's average daily net assets up to 0.08%


                       See Notes to Financial Statements.

BT Institutional Equity 500 Index Fund

Notes to Financial Statements


Note 1--Organization and Significant
        Accounting Policies

A. Organization
BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as a business trust under the laws of the Commonwealth of Massachusetts. The Equity 500 Index Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund began operations and began offering shares of beneficial interest on December 31, 1992. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Equity 500 Index Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of the Fund's investment in the Portfolio reflects its proportionate interest in the net assets of the Portfolio. At December 31, 1999, the Fund's investment was 37% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. Valuation
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

C. Investment Income
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Distributions
It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income, if any. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made annually to the extent they exceed capital loss carryforwards.

E. Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute its income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations, which may differ from generally accepted accounting principles.

F. Other
The Trust accounts separately for the assets, liabilities and operations of each of its funds. Expenses directly attributable to a fund are charged to the fund, while expenses that are attributable to the Trust are allocated among the funds in the Trust. Investment transactions are accounted for on a trade date basis. Realized gains and losses are determined on the basis of identified cost.

G. Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with
        Affiliates

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .05% of the Fund's average daily net assets.

Bankers Trust has contractually agreed to waive its fees through April 30, 2000 and reimburse expenses of the Fund to the extent necessary to limit all expenses to .02% of the average daily net assets of the Fund, excluding expenses of the Portfolio and .10% of the average daily net assets of the Fund, including expenses of the Portfolio.

ICC Distributors, Inc. provides distribution services to the Fund.

BT Institutional Equity 500 Index Fund

Notes to Financial Statements


Note 3--Shares of Beneficial Interest
At December 31, 1999, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                      For the Year Ended               For the Year Ended
                       December 31, 1999                December 31, 1998
                   -------------------------        ------------------------
                    Shares           Amount          Shares        Amount
                   --------         --------        --------       -------
Sold              10,038,332   $ 1,675,906,671     6,799,218    $ 978,369,557
Reinvested           339,350        58,323,079       361,789       53,642,775
Redeemed          (8,773,216)   (1,451,324,070)   (4,667,456)    (656,076,536)
                  ----------   ---------------    ----------    -------------
Net Increase       1,604,466   $   282,905,680     2,493,551    $ 375,935,796
                  ==========   ===============    ==========    =============


Note 4--Fund Name Change
On April 30, 2000, the fund will change its name from BT Institutional Equity 500 Index Fund to Equity 500 Index Fund.

BT Institutional Equity 500 Index Fund

Report of Independent Accountants


To the Trustees of BT Institutional Funds and
Shareholders of BT Institutional Equity 500 Index Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BT Institutional Equity 500 Index Fund (one of the funds comprising the BT Institutional Funds, hereafter referred to as the "Fund") at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the transfer agent, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 11, 2000



Tax Information (Unaudited) For the Tax Year Ended December 31, 1999

We are providing this information as required by the Internal Revenue Code. The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $23,452,279 from long-term capital gains, all of which is taxable at the 20% capital gains rate.

Of the ordinary distributions made during the fiscal year ended December 31, 1999, 71.28% qualifies for the dividends received deduction available to corporate shareholders.

Of the ordinary distributions made during the fiscal year ended December 31, 1999, 0.50% has been derived from investments in U.S. Government and Agency Obligations.All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

Equity 500 Index Portfolio

Schedule of Portfolio Investments December 31, 1999


    Shares            Description                     Value
    ------            -----------                     -----
              COMMON STOCK - 97.4%
     223,300  3Com Corp.(1)                      $   10,495,100
     994,844  Abbott Laboratories                    36,125,273
      66,100  Adaptec, Inc.(1)                        3,296,737
      85,700  ADC Telecommunications,
                     Inc.(1)                          6,218,606
      76,200  Adobe Systems, Inc.                     5,124,450
      22,868  Adolph Coors Co. - Class B              1,200,570
     113,241  Advanced Micro Devices, Inc.            3,276,911
     134,700  AES Corp.(1)                           10,068,825
      90,059  Aetna, Inc.                             5,026,418
     166,300  Aflac, Inc.                             7,847,281
     144,608  Air Products and Chemicals,
                     Inc.                             4,853,406
      17,998  Alberto-Culver Co. - Class B              464,573
     286,623  Albertson's, Inc.                       9,243,592
     136,636  Alcan Aluminium Ltd.                    5,627,695
     237,100  Alcoa, Inc.                            19,679,300
      63,297  Allegheny Technologies                  1,420,226
      88,402  Allergan, Inc.                          4,397,999
     110,600  Allied Waste Industries, Inc.(1)          974,662
     555,598  Allstate Corp.                         13,334,352
     203,100  Alltel Corp.                           16,793,831
      62,634  ALZA Corp.(1)                           2,168,702
      61,093  Amerada Hess Corp.                      3,467,028
      82,720  Ameren Corp.                            2,709,080
   1,450,000  America Online, Inc.(1)               109,384,375
     129,910  American Electric Power Co.             4,173,359
     295,616  American Express Co.                   49,146,160
     158,537  American General Corp.                 12,028,995
      56,014  American Greetings Corp. -
                     Class A                          1,323,331
     839,092  American Home Products
                     Corp.                           33,091,691
     994,881  American International Group,
                     Inc.                           107,571,508
     661,560  Amgen, Inc.(1)                         39,734,947
      97,004  AMR Corp.(1)                            6,499,268
     228,550  Amsouth Bancorporation                  4,413,872
      92,300  Anadarko Petroleum Corp.                3,149,737
     119,600  Analog Devices, Inc.(1)                11,122,800
      50,276  Andrew Corp.(1)                           952,102
     302,180  Anheuser Busch Cos., Inc.              21,417,007
     154,375  AON Corp.                               6,175,000
      73,700  Apache Corp.                            2,722,294
     110,342  Apple Computer, Inc.(1)                11,344,537
     237,200  Applied Materials, Inc.(1)             30,050,275
     393,659  Archer-Daniels-Midland Co.              4,797,719
      26,183  Armstrong World Industries, Inc.          873,858
      32,287  Ashland, Inc.                           1,063,453
     474,522  Associates First Capital Corp. -
                     Class A                         13,019,697


    Shares            Description                     Value
    ------            -----------                     -----
   2,053,306  AT&T Corp.                         $  104,205,279
     204,550  Atlantic Richfield Co.                 17,693,575
      43,114  Autodesk, Inc.                          1,455,097
     412,824  Automatic Data Processing,
                     Inc.                            22,240,893
      94,500  Autozone, Inc.(1)                       3,053,531
      72,830  Avery Dennison Corp.                    5,307,486
     167,556  Avon Products, Inc.                     5,529,348
     237,813  Baker Hughes, Inc.                      5,008,936
      18,354  Ball Corp.                                722,689
   1,113,739  Bank of America Corp.                  55,895,776
     481,200  Bank of New York Co., Inc.             19,248,000
     736,948  Bank One Corp.                         23,628,395
     269,400  Barrick Gold Corp.                      4,765,012
      40,823  Bausch & Lomb, Inc.                     2,793,824
     184,263  Baxter International, Inc.             11,574,020
     173,000  BB&T Corp.                              4,735,875
      86,199  Bear Stearns Companies, Inc.            3,685,007
     161,464  Becton, Dickinson & Co.                 4,319,162
     104,500  Bed, Bath & Beyond, Inc.(1)             3,631,375
     997,780  Bell Atlantic Corp.                    61,425,831
   1,208,664  BellSouth Corp.                        56,580,583
      24,831  Bemis Co., Inc.                           865,981
     132,400  Best Buy, Inc.(1)                       6,644,825
     182,660  Bestfoods                               9,601,066
      87,049  Bethlehem Steel Corp.(1)                  729,035
      70,550  Biomet, Inc.                            2,822,000
      56,271  Black & Decker Corp.                    2,940,160
     149,000  BMC Software, Inc.(1)                  11,910,687
     607,246  Boeing Co.                             25,238,662
      37,503  Boise Cascade Corp.                     1,518,871
     245,100  Boston Scientific Corp.(1)              5,361,562
      15,282  Briggs & Stratton Corp.                   819,497
   1,294,056  Bristol-Myers Squibb Co.               83,062,219
      29,319  Brown-Forman Corp. - Class B            1,678,513
      57,542  Brunswick Corp.                         1,280,309
     310,336  Burlington Northern Santa
                     Fe Corp.                         7,525,648
     123,439  Burlington Resources, Inc.              4,081,202
      53,677  C.R. Bard, Inc.                         2,844,881
     116,000  Cabletron Systems, Inc.(1)              3,016,000
     268,154  Campbell Soup Co.                      10,374,208
     123,300  Capital One Financial Corp.             5,941,519
     166,197  Cardinal Health, Inc.                   7,956,681
     396,400  Carnival Corp. - Class A               18,952,875
      75,928  Carolina Power & Light Co.              2,311,058
     230,064  Caterpillar, Inc.                      10,827,387
     491,503  CBS Corp.(1)                           31,425,473
     475,610  Cendant Corp.(1)                       12,633,391
      37,280  Centex Corp.                              920,350
     133,630  Central & South West Corp.              2,672,600



                       See Notes to Financial Statements.

Equity 500 Index Portfolio

Schedule of Portfolio Investments December 31, 1999


    Shares            Description                     Value
    ------            -----------                     -----
      92,900  Centurytel, Inc.                   $    4,401,137
      86,104  Ceridian Corp.(1)                       1,856,617
      65,728  Champion International Corp.            4,071,028
     519,500  Charles Schwab Corp.                   19,935,812
     541,264  Chase Manhattan Corp.                  42,049,447
     412,666  Chevron Corp.                          35,747,192
     111,172  Chubb Corp.                             6,260,373
     120,299  CIGNA Corp.                             9,691,588
      94,500  Cincinnati Financial Corp.              2,947,219
     106,322  Cinergy Corp.                           2,565,018
     136,692  Circuit City Stores, Inc.               6,159,683
   2,105,950  Cisco Systems, Inc.(1)                225,599,894
   2,166,624  Citigroup                             120,383,046
      57,700  Citrix Systems, Inc(1)                  7,097,100
     202,500  Clear Channel
              Communications, Inc.(1)                18,073,125
     152,008  Clorox Co.                              7,657,403
      72,600  CMS Energy                              2,264,212
     146,132  Coastal Corp.                           5,178,553
   1,590,442  Coca-Cola Co.                          92,643,246
     258,400  Coca-Cola Enterprises, Inc.             5,200,300
     367,004  Colgate-Palmolive Co.                  23,855,260
      65,002  Columbia Energy Group                   4,111,376
     359,922  Columbia/HCA Healthcare Corp.          10,550,214
     486,424  Comcast Corp. - Special
                     Class A                         24,442,806
      98,660  Comerica, Inc.                          4,606,189
   1,105,184  Compaq Computer Corp.                  29,909,042
     349,875  Computer Associates
                     International, Inc.             24,469,383
     100,372  Computer Sciences Corp.(1)              9,497,700
     233,000  Compuware Corp.(1)                      8,679,250
      45,800  Comverse Technology(1)                  6,629,550
     301,932  ConAgra, Inc.                           6,812,341
     433,351  Conoco, Inc. - Class B                 10,779,606
     222,768  Conseco, Inc.                           3,981,978
     146,436  Consolidated Edison, Inc.               5,052,042
      60,005  Consolidated Natural Gas Co.            3,896,575
      69,000  Consolidated Stores Corp.(1)            1,121,250
      86,825  Constellation Energy Group,
                     Inc.                             2,517,925
      59,848  Cooper Industries, Inc.                 2,420,103
      52,751  Cooper Tire & Rubber Co.                  820,937
     159,814  Corning, Inc.                          20,606,018
     143,499  Costco Wholesale Corporation(1)        13,094,284
      73,200  Countrywide Credit Industries,
                     Inc.                             1,848,300
      42,349  Crane Co.                                 841,686
     105,850  Crown Cork & Seal Co., Inc.             2,368,394
     151,732  CSX Corp.                               4,760,591
      19,834  Cummins Engine Co., Inc.                  958,230


    Shares            Description                     Value
    ------            -----------                     -----
     243,088  CVS Corp.                          $    9,708,327
     104,847  Dana Corp.                              3,138,857
      92,600  Danaher Corp.                           4,467,950
      86,319  Darden Restaurants, Inc.                1,564,532
     287,516  Dayton Hudson Corp.                    21,114,456
     150,523  Deere & Co.                             6,528,935
   1,632,700  Dell Computer Corp.(1)                 83,267,700
     357,037  Delphi Automotive Systems               5,623,333
      88,798  Delta Air Lines, Inc.                   4,423,250
      50,391  Deluxe Corp.                            1,382,603
      63,597  Dillard Department Stores, Inc. -
                     Class A                          1,283,864
     148,006  Dollar General Corp.                    3,367,136
     131,406  Dominion Resources, Inc.                5,157,685
     130,808  Dover Corp.                             5,935,413
     140,876  Dow Chemical Co.                       18,824,555
      47,072  Dow Jones & Co., Inc.                   3,200,896
     102,576  DTE Energy Co.                          3,218,322
     242,195  Duke Power Co.                         12,140,024
     103,579  Dun & Bradstreet Corp.                  3,055,580
     671,710  Du Pont (E.I.) de Nemours & Co.        44,248,896
      15,342  Eastern Enterprises                       881,206
      61,381  Eastman Chemical Co.                    2,927,106
     204,126  Eastman Kodak Co.                      13,523,347
      51,182  Eaton Corp.                             3,717,093
      72,200  Ecolab, Inc.                            2,824,825
     223,070  Edison International, Inc.              5,841,646
     304,600  Electronic Data Systems Corp.          20,389,162
     705,640  Eli Lilly & Co.                        46,925,060
     182,310  El Paso Energy Corp.                    7,075,907
     659,025  EMC Corp.(1)                           71,998,481
     288,300  Emerson Electric Co.                   16,541,212
      82,408  Engelhard Corp.                         1,555,451
     454,632  Enron Corp.                            20,174,295
     154,907  Entergy Corp.                           3,988,855
      88,800  Equifax, Inc.                           2,092,350
   2,219,195  Exxon Mobil Corp.                     178,783,897
     662,814  Fannie Mae                             41,384,449
     193,210  FDX Corp.(1)                            7,909,534
     138,000  Federated Department Stores,
                     Inc.(1)                          6,977,625
     209,567  Fifth Third Bancorp                    15,376,979
     666,181  Firstar Corp.                          14,073,074
     277,600  First Data Corp.                       13,689,150
     148,984  FirstEnergy Corp.                       3,380,074
     611,585  First Union Corp.                      20,067,633
     595,303  Fleet Boston Financial Corp.           20,723,986
      21,906  Fleetwood Enterprises, Inc.               451,811
      61,300  Florida Progress Corp.                  2,593,756
      47,881  Fluor Corp.                             2,196,541
      20,350  FMC Corp.(1)                            1,166,309



                       See Notes to Financial Statements.

Equity 500 Index Portfolio

Schedule of Portfolio Investments December 31, 1999


    Shares            Description                     Value
    ------            -----------                     -----
     791,244  Ford Motor Co.                     $   42,282,101
     141,885  Fort James Corp.                        3,884,102
     109,074  Fortune Brands, Inc.                    3,606,259
      30,038  Foster Wheeler Corp.                      266,587
     128,794  FPL Group, Inc.                         5,513,993
     168,320  Franklin Resources, Inc.                5,396,760
     449,814  Freddie Mac                            21,169,371
      77,900  Freeport-McMoRan Copper &
                     Gold, Inc. - Class B(1)          1,645,637
     176,592  Gannett Company, Inc.                  14,403,285
     558,134  Gap, Inc.                              25,674,164
     197,200  Gateway, Inc.(1)                       14,210,725
     125,844  General Dynamics Corp.                  6,638,271
   2,126,144  General Electric Co.                  329,020,784
     111,800  General Instrument Corp.(1)             9,503,000
     198,338  General Mills, Inc.                     7,090,583
     410,234  General Motors Corp.                   29,818,884
     112,626  Genuine Parts Co.                       2,794,533
     110,302  Georgia-Pacific Corp.                   5,597,826
     702,016  Gillette Co.                           28,914,284
     491,079  Global Crossing Ltd.(1)                24,553,950
     109,551  Golden West Financial Corp.             3,669,958
      46,652  Goodrich (B.F.) Co.                     1,282,930
      98,536  Goodyear Tire & Rubber Co.              2,777,483
      63,000  GPU, Inc.                               1,886,062
      24,025  Great Atlantic & Pacific Tea
                     Co., Inc.                          669,697
      36,996  Great Lakes Chemical Corp.              1,412,785
     635,636  GTE Corp.                              44,852,065
     197,500  Guidant Corp.(1)                        9,282,500
      68,135  H & R Block, Inc.                       2,980,906
     253,725  H.J. Heinz Co.                         10,101,427
     278,362  Halliburton Company                    11,204,071
      55,639  Harcourt General, Inc.                  2,239,470
      71,215  Harrah's Entertainment, Inc.(1)         1,882,747
     143,246  Hartford Financial Services
                     Group, Inc.                      6,786,279
     138,970  Hasbro, Inc.                            2,649,116
     322,800  HEALTHSOUTH Corp.(1)                    1,735,050
      68,914  Hercules, Inc.                          1,920,978
      80,094  Hershey Foods Corp.                     3,804,465
     654,740  Hewlett-Packard Co.                    74,599,439
     162,841  Hilton Hotels Corp.                     1,567,345
   1,479,378  Home Depot, Inc.                      101,429,854
     146,043  Homestake Mining Co.                    1,140,961
     513,285  Honeywell International, Inc.          29,610,128
     308,485  Household International, Inc.          11,491,066
     102,700  Humana, Inc.(1)                           840,856
     145,277  Huntington Bancshares, Inc.             3,468,488
      17,588  Huttig Building Prods.(1)                  86,844
      79,362  Ikon Office Solutions, Inc.               540,654


    Shares            Description                     Value
    ------            -----------                     -----
     192,892  Illinois Tool Works, Inc.          $   13,032,266
     197,858  IMS Health, Inc.                        5,379,264
     108,366  Inco, Ltd.                              2,546,601
     104,846  Ingersoll-Rand Co.                      5,773,083
   2,146,856  Intel Corp.                           176,713,085
   1,158,364  International Business
                     Machines Corp.                 125,103,312
      63,787  International Flavors &
              Fragrances, Inc.                        2,407,959
     287,874  International Paper Co.                16,246,889
     163,020  Interpublic Group of
                     Companies, Inc.                  9,404,216
      58,123  ITT Industries                          1,943,488
     165,750  J.C. Penney Co., Inc.                   3,304,641
      66,465  Jefferson-Pilot Corp.                   4,536,236
     900,196  Johnson & Johnson                      83,830,753
      46,054  Johnson Controls, Inc.                  2,619,321
       7,639  Jostens, Inc.                             185,723
      68,800  Kansas City Southern Inds.              5,134,200
      28,445  Kaufman & Broad Home Corp.                688,013
     261,314  Kellogg Co.                             8,051,738
      60,531  Kerr-McGee Corp.                        3,752,922
     287,400  KeyCorp.                                6,358,725
     349,806  Kimberly Clark Corp.                   22,824,842
      60,300  KLA/Tencor Corp.(1)                     6,715,913
     308,503  Kmart Corp.(1)                          3,104,311
      57,526  Knight-Ridder, Inc.                     3,422,797
     108,100  Kohls Corp.(1)                          7,803,469
     570,940  Kroger Co.(1)                          10,776,493
     125,100  Leggett & Platt, Inc.                   2,681,831
      77,900  Lehman Brothers, Inc.                   6,597,156
      84,300  Lexmark International Group,
                     Inc. - Class A(1)                7,629,150
     130,741  Limited, Inc.                           5,662,720
     136,920  Lincoln National Corp.                  5,476,800
      56,103  Liz Claiborne, Inc.                     2,110,875
     246,010  Lockheed Martin Corp.                   5,381,469
      61,900  Loews Corp.                             3,756,556
      24,326  Longs Drug Stores, Inc.                   627,915
      73,258  Louisiana-Pacific Corp.                 1,043,927
     247,888  Lowe's Companies, Inc.                 14,811,308
      95,600  LSI Logic Corp.(1)                      6,453,000
   2,041,521  Lucent Technologies, Inc.             152,731,290
      48,602  Mallinckrodt Group, Inc.                1,546,151
      67,400  Manor Care(1)                           1,078,400
     152,180  Marriott International                  4,803,181
     171,386  Marsh and McLennan                     16,399,498
     283,322  Masco Corp.                             7,189,296
     261,265  Mattel, Inc.                            3,429,103
     211,647  May Department Stores Co.               6,825,616
      57,512  Maytag Corp.                            2,760,576



                       See Notes to Financial Statements.

Equity 500 Index Portfolio

Schedule of Portfolio Investments December 31, 1999


    Shares            Description                     Value
    ------            -----------                     -----
      62,300  MBIA, Inc.                         $    3,290,219
     518,837  MBNA Corp.                             14,138,308
      43,087  McDermott International, Inc.             390,476
     876,228  McDonald's Corp.                       35,322,941
     126,860  McGraw-Hill, Inc.                       7,817,748
   1,843,369  MCI WorldCom, Inc.(1)                  97,813,794
     182,073  McKesson HBOC, Inc.                     4,108,022
      64,402  Mead Corp.                              2,797,462
     396,028  MediaOne Group(1)                      30,419,901
     768,008  Medtronic, Inc.                        27,984,292
     366,548  Mellon Financial Corp.                 12,485,541
   1,501,994  Merck & Co., Inc.                     100,727,473
      39,872  Meredith Corp.                          1,662,164
     230,076  Merrill Lynch & Co., Inc.              19,211,346
      73,600  MGIC Investment Corp.                   4,429,800
     169,300  Micron Technology, Inc.(1)             13,163,075
   3,339,000  Microsoft Corp.(1)                    389,828,250
      19,047  Milacron, Inc.                            292,848
      27,892  Millipore Corp.                         1,077,329
     254,378  Minnesota Mining &
                     Manufacturing Co.               24,897,247
     154,900  Mirage Resorts, Inc.(1)                 2,371,906
      96,000  Molex, Inc.                             5,442,000
     411,920  Monsanto Co.                           14,674,650
     360,433  Morgan Stanley Dean Witter
                     Discover & Co.                  51,451,811
     112,060  Morgan, (J.P.) & Co., Inc.             14,189,598
     400,342  Motorola, Inc.                         58,950,360
     206,300  Nabisco Group Holdings                  2,191,938
       3,727  NACCO Industries, Inc. -
                     Class A                            207,081
     411,800  National City Corp.                     9,754,513
     110,226  National Semiconductor Corp.            4,719,051
      31,126  National Service Industries, Inc.         918,217
      41,758  Navistar International Corp.(1)         1,978,285
      95,900  Network Appliance, Inc.(1)              7,965,694
      69,400  New Century Energies, Inc.              2,108,025
     113,268  New York Times Co. - Class A            5,564,291
     178,996  Newell Rubbermaid, Inc.                 5,190,884
     116,210  Newmont Mining Corp.                    2,847,145
     230,200  Nextel Communications, Inc. -
                     Class A(1)                      23,739,375
     147,042  Niagara Mohawk Power Corp.(1)           2,049,398
      35,069  NICOR, Inc.                             1,139,743
     182,048  Nike, Inc.                              9,022,754
      92,458  Nordstrom, Inc.                         2,421,244
     238,553  Norfolk Southern Corp.                  4,890,337
     858,224  Nortel Networks Corporation            86,680,624
      75,388  Northern States Power Co.               1,470,066
     143,800  Northern Trust Corp.                    7,621,400
      51,479  Northrop Grumman Corp.                  2,783,083


    Shares            Description                     Value
    ------            -----------                     -----
     217,092  Novell, Inc.(1)                        $8,670,112
      55,794  Nucor Corp.                             3,058,209
     250,714  Occidental Petroleum Corp.              5,421,690
     213,000  Office Depot, Inc.(1)                   2,329,688
      78,000  Old Kent Financial Corp.                2,759,250
     114,000  Omnicom Group, Inc.                    11,400,000
      17,391  Oneok, Inc.                               436,949
     914,784  Oracle Corp.(1)                       102,512,982
      33,950  Owens Corning                             655,659
      95,300  Owens-Illinois, Inc.(1)                 2,388,456
      81,907  P P & L Resources                       1,873,623
      62,580  Paccar, Inc.                            2,773,076
     115,634  Pactiv Corp.(1)                         1,228,611
     108,000  Paine Webber Group, Inc.                4,191,750
      78,364  Pall Corp.                              1,689,724
     182,800  Parametric Technology Corp.(1)          4,947,025
      71,914  Parker-Hannifin Corp.                   3,690,087
     172,150  Paychex, Inc.                           6,886,000
      69,050  PE Corp. - PE Biosystems
                     Group                            8,307,578
     120,184  PECO Energy                             4,176,394
      22,155  People's Energy  Corp.                    742,193
     164,700  Peoplesoft, Inc.(1)                     3,510,169
      32,912  Pep Boys (Manny Moe & Jack)               300,322
     941,994  PepsiCo, Inc.                          33,205,289
      30,425  Perkin Elmer, Inc.                      1,268,342
   2,520,184  Pfizer, Inc.                           81,748,469
     251,605  PG&E Corp.                              5,157,903
     337,132  Pharmacia & Upjohn, Inc.               15,170,940
      48,965  Phelps Dodge Corp.                      3,286,776
   1,531,098  Philip Morris Companies                35,502,335
     158,406  Phillips Petroleum Co.                  7,445,082
      55,500  Pinnacle West Capital Corp.             1,696,219
     185,196  Pitney Bowes, Inc.                      8,947,282
     191,404  Placer Dome, Inc.                       2,057,593
     192,033  PNC Bank Corp.                          8,545,469
      38,682  Polaroid Corp.                            727,705
      18,101  Potlatch                                  807,757
     109,842  PPG Industries, Inc.                    6,871,990
     121,315  Praxair, Inc.                           6,103,661
     845,640  Procter & Gamble Co.                   92,650,433
      45,450  Progressive Corporation of Ohio         3,323,531
      92,097  Providian Financial Corp.               8,386,583
     140,094  Public Service Enterprise Group         4,877,022
      29,132  Pulte Corp.                               655,470
      85,984  Quaker Oats Co.                         5,642,700
     426,400  Qualcomm, Inc.(1)                      75,099,700
      70,300  Quintiles Transnational Corp.(1)        1,313,731
      84,152  R.R. Donnelley & Sons Co.               2,088,022
     203,215  Ralston Purina Group                    5,664,618
     212,314  Raytheon Co. - Class B                  5,639,591



                       See Notes to Financial Statements.

Equity 500 Index Portfolio

Schedule of Portfolio Investments December 31, 1999


    Shares            Description                     Value
    ------            -----------                     -----
      34,329  Reebok International Ltd.(1)       $      281,069
     133,170  Regions Financial Corp.                 3,345,896
     165,792  Reliant Energy                          3,792,492
      67,800  Republic New York Corp.                 4,881,600
      48,149  Reynolds Metals Co.                     3,689,417
     179,402  Rite Aid Corp.                          2,007,060
     132,424  Rockwell International Corp.            6,339,799
     155,291  Rohm & Haas Co.                         6,318,403
      50,500  Rowan Companies, Inc.(1)                1,095,219
   1,380,704  Royal Dutch Petroleum Co.              83,446,298
      22,611  Russell Corp.                             378,734
      45,017  Ryder Systems, Inc.                     1,100,103
      84,102  Safeco                                  2,092,037
     329,200  Safeway, Inc.(1)                       11,707,175
     571,054  Sara Lee Corp.                         12,598,879
   2,192,069  SBC Communications, Inc.              106,863,364
     944,032  Schering-Plough Corp.                  39,826,350
     355,362  Schlumberger Ltd.                      19,989,113
      47,338  Scientific-Atlanta, Inc.                2,633,176
     134,800  Seagate Technology, Inc.(1)             6,276,625
     280,337  Seagram Co. Ltd.                       12,597,644
      52,405  Sealed Air Corp.(1)                     2,715,234
     240,709  Sears, Roebuck & Co.                    7,326,580
     129,514  Sempra Energy                           2,250,306
     185,692  Service Corp. International             1,288,238
      16,674  Shared Medical Systems Corp.              849,332
     112,874  Sherwin-Williams Co.                    2,370,354
      64,100  Sigma Aldrich Corp.                     1,927,006
     116,515  Silicon Graphics, Inc.(1)               1,143,303
     103,300  SLM Holding Corp.                       4,364,425
      40,194  Snap-On Tools Corp.                     1,067,653
     180,500  Solectron Corp.(1)                     17,170,063
     473,558  Southern Co.                           11,128,613
     115,600  Southtrust Corp                         4,371,125
     316,500  Southwest Airlines Co.                  5,123,344
       6,904  Springs Industries, Inc. -
                     Class A                            275,729
     561,564  Sprint Corp.                           37,800,277
     278,891  Sprint PCS(1)                          28,586,328
      49,488  St. Jude Medical, Inc.(1)               1,518,663
     147,828  St. Paul Companies, Inc.                4,979,956
      54,330  Stanley Works                           1,636,691
     307,200  Staples, Inc.(1)                        6,374,400
     100,400  State Street Corp.                      7,335,475
     116,400  Summit Bancorp                          3,564,750
   1,004,224  Sun Microsystems, Inc.(1)              77,764,596
      61,345  Sunoco, Inc.                            1,441,608
     200,860  Suntrust Banks, Inc.                   13,821,679
      97,040  SuperValu, Inc.                         1,940,800
     143,650  Synovus Financial Corp.                 2,855,044
     219,020  Sysco Corp.                             8,664,979



    Shares            Description                     Value
    ------            -----------                     -----
      72,200  T. Rowe Price Associates, Inc.     $    2,666,888
     131,732  Tandy Corp.                             6,479,568
      29,507  Tektronix, Inc.                         1,147,085
      18,084  Teledyne Technologies(1)                  170,668
     252,050  Tellabs, Inc.(1)                       16,178,459
      35,922  Temple Inland, Inc.                     2,368,607
     189,110  Tenet Healthcare Corp.(1)               4,444,085
     105,000  Teradyne, Inc.(1)                       6,930,000
     353,522  Texaco, Inc.                           19,200,664
     515,412  Texas Instruments, Inc.                49,930,538
     178,027  Texas Utilities Co.                     6,331,085
      98,306  Textron, Inc.                           7,538,841
     141,100  Thermo Electron Corp.(1)                2,116,500
      38,500  Thomas & Betts Corp.                    1,227,188
     844,130  Time Warner, Inc.                      61,146,667
      39,429  Times Mirror Co. - Class A              2,641,743
      34,596  Timken Co.                                707,056
     211,016  TJX Companies, Inc.                     4,312,640
      85,168  Torchmark Corp.                         2,475,195
     130,800  Tosco Corp.                             3,556,125
     164,418  Toys 'R' Us, Inc.(1)                    2,353,233
     134,198  Transocean Sedco Forex, Inc.            4,520,797
     149,592  Tribune Co.                             8,236,910
      99,799  Tricon Global Restaurants, Inc.         3,854,736
      75,072  TRW, Inc.                               3,899,052
      36,096  Tupperware Corp.                          611,376
   1,087,838  Tyco International Ltd.                42,289,702
     466,037  U.S. Bancorp                           11,097,506
     324,855  U.S. West, Inc.                        23,389,560
     139,725  Unicom Corp.                            4,680,788
     373,346  Unilever NV                            20,324,023
      83,252  Union Carbide Corp.                     5,557,071
     155,247  Union Pacific Corp.                     6,772,650
     191,348  Union Pacific Resources
                     Group, Inc.                      2,439,687
      81,300  Union Planters Corp.                    3,206,269
     207,699  Unisys Corp.(1)                         6,633,387
     112,700  United Healthcare Corp.                 5,987,188
     306,624  United Technologies Corp.              19,930,560
     152,937  Unocal Corp.                            5,132,948
     149,034  Unumprovident Corp.                     4,778,403
      47,615  US Airways Group, Inc.(1)               1,526,656
     120,607  UST, Inc.                               3,037,789
      57,177  USX - U.S. Steel Group                  1,886,841
     200,564  USX Marathon Group                      4,951,424
      75,230  V.F. Corp.                              2,256,900
     440,798  Viacom, Inc. - Class B(1)              26,640,729
      63,600  Vulcan Materials Co.                    2,540,025
      46,049  W.R. Grace & Co.(1)                       638,930
      60,130  W.W. Grainger, Inc.                     2,874,966
     128,210  Wachovia Corp.                          8,718,280



                       See Notes to Financial Statements.

Equity 500 Index Portfolio

Schedule of Portfolio Investments December 31, 1999


    Shares            Description                     Value
    ------            -----------                     -----
   2,859,596  Wal-Mart Stores, Inc.              $  197,669,574
     667,636  Walgreen Co.                           19,528,353
   1,334,471  Walt Disney Co.                        39,033,277
     555,658  Warner-Lambert Co.                     45,529,227
     379,272  Washington Mutual, Inc.                 9,861,072
     422,351  Waste Management, Inc.                  7,259,158
       6,329  Water Pik Technologies(1)                  60,521
      67,400  Watson Pharmaceuticals(1)               2,413,763
      46,100  Wellpoint Health Networks(1)            3,039,719
   1,062,736  Wells Fargo Company                    42,974,387
      82,762  Wendy's International, Inc.             1,706,966
      61,360  Westvaco Corp.                          2,001,870
     143,494  Weyerhaeuser Co.                       10,304,663
      48,139  Whirlpool Corp.                         3,132,044
      63,600  Willamette Industries, Inc.             2,953,425
     281,236  Williams Companies, Inc.                8,595,275
      75,180  Winn Dixie Stores, Inc.                 1,799,621
      72,692  Wm. Wrigley, Jr. Co.                    6,028,893
      55,279  Worthington Industries, Inc.              915,558
     426,870  Xerox Corp.                             9,684,613
     202,000  Xilinx, Inc.(1)                         9,184,688
     169,700  Yahoo!, Inc.(1)                        73,427,071
                                                 --------------
Total Common Stock
          (Cost $4,809,122,710)                   7,953,572,107
                                                 --------------


    Shares/
   Principal
    Amount            Description                     Value
    ------            -----------                     -----
              SHORT TERM INSTRUMENTS - 2.5%
              Mutual Fund - 2.3%
 188,890,907  Institutional Cash
              Management Fund                    $  188,890,907
                                                 --------------
              U.S. Treasury Bill - 0.2%
$ 12,020,000     5.02%, 3/2/002                      11,919,729
                                                 --------------
Total Short Term Instruments
(Cost $200,811,727)                                 200,810,636
                                                 --------------
Total Investments
(Cost $5,009,934,437)              99.9%         $8,154,382,743
Other Assets in Excess of
Liabilities                         0.1              10,714,139
                                  -----          --------------
Net Assets                        100.0%         $8,165,096,882
                                  =====          ==============

----------
(1) Non-income producing security.
(2) Held as collateral for futures contracts.



                       See Notes to Financial Statements.

Equity 500 Index Portfolio

Statement of Assets and Liabilities

                                                                             As of
                                                                             December 31, 1999
Assets
        Investments at Value (Cost of $5,009,934,437)                        $   8,154,382,743
        Receivable for Shares of Beneficial Interest Subscribed                      4,508,155
        Receivable for Securities Sold                                                 657,504
        Variation Margin Receivable                                                    461,689
        Dividend Receivable                                                          7,787,458
                                                                             -----------------
Total Assets                                                                     8,167,797,549
                                                                             -----------------
Liabilities
        Payable for Securities Purchased                                             2,154,113
        Due to Bankers Trust                                                           532,871
        Accrued Expenses                                                                13,683
                                                                             -----------------
Total Liabilities                                                                    2,700,667
                                                                             -----------------
Net Assets                                                                   $   8,165,096,882
                                                                             =================
Composition of Net Assets
        Paid-in Capital                                                      $   5,016,704,839
        Net Unrealized Appreciation on Investments and Futures Contracts         3,148,392,043
                                                                             -----------------
Net Assets                                                                   $   8,165,096,882
                                                                             =================



                       See Notes to Financial Statements.

Equity 500 Index Portfolio

Statement of Operations

                                                                       For the year ended
                                                                        December 31, 1999
Investment Income
Dividends (net of foreign withholding tax of $1,063,834)                   $   97,913,346
Interest                                                                          513,602
                                                                           --------------
Total Investment Income                                                        98,426,948
                                                                           --------------
Expenses
Advisory Fees                                                                   5,134,906
Administration and Services Fees                                                  344,960
Professional Fees                                                                  34,598
Trustees Fees                                                                       3,252
Miscellaneous                                                                       1,643
                                                                           --------------
Total Expenses                                                                  5,519,359
                                                                           --------------
Net Investment Income                                                          92,907,589
                                                                           --------------
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net Realized Loss from Investment Transactions                                (44,432,856)
Net Realized Gain from Futures Transactions                                    17,684,084
Net Change in Unrealized Appreciation/Depreciation on Investments and
        Futures Contracts                                                   1,245,281,501
                                                                           --------------
Net Realized and Unrealized Gain on Investments and Futures Contracts       1,218,532,729
                                                                           --------------
Net Increase in Net Assets from Operations                                 $1,311,440,318
                                                                           ==============



                       See Notes to Financial Statements.

Equity 500 Index Portfolio

Statements of Changes in Net Assets

                                                                For the years ended December 31,
                                                                   1999                  1998
Increase in Net Assets from:
Operations
Net Investment Income                                     $    92,907,589       $    58,364,731
Net Realized Gain (Loss) from Investment and
        Futures Transactions                                  (26,748,772)           35,274,688
Net Change in Unrealized Appreciation/Depreciation
        on Investment and Futures Contracts                 1,245,281,501           895,089,518
                                                          ---------------       ---------------
Net Increase in Net Assets from Operations                  1,311,440,318           988,728,937
                                                          ---------------       ---------------
Capital Transactions
Proceeds from Capital Invested                              4,399,103,297         2,853,940,069
Value of Capital Withdrawn                                 (2,745,951,143)       (1,445,251,067)
                                                          ---------------       ---------------
Net Increase in Net Assets from Capital Transactions        1,653,152,154         1,408,689,002
                                                          ---------------       ---------------
Total Increase in Net Assets                                2,964,592,472         2,397,417,939
Net Assets
Beginning of Year                                           5,200,504,410         2,803,086,471
                                                          ---------------       ---------------
End of Year                                               $ 8,165,096,882       $ 5,200,504,410
                                                          ===============       ===============


                       See Notes to Financial Statements.

Equity 500 Index Portfolio

Financial Highlights


Contained below are selected supplemental data and ratios to average net assets for the years indicated for the Equity 500 Index Portfolio.

                                                               For the years ended December 31,
                                             1999            1998            1997            1996           1995
Supplemental Data and Ratios:
Net Assets, End of Year (000s omitted)    $8,165,097      $5,200,504      $2,803,086      $1,925,224      $1,080,736
Ratios toAverage Net Assets:
Net Investment Income                           1.35%           1.50%           1.76%           2.20%           2.52%
Expenses After Waivers                          0.08%           0.08%(1)        0.08%           0.10%           0.10%
Expenses Before Waivers                         0.08%           0.10%           0.15%           0.15%           0.15%
Decrease Reflected in Above Expense
  Ratios Due to Fee Waivers or
Expense Reimbursements                          0.00%(2)        0.02%           0.07%           0.05%           0.05%
Portfolio Turnover Rate                           13%              4%             19%             15%             6%

----------
(1) Effective May 6, 1998, Bankers Trust contractually agreed to receive fees from the portfolio only to the extent of the lesser of 0.005% or the amount that brings the total annual operating expenses as a percentage of the portfolio's average daily net assets up to 0.08%.
(2) Less than 0.01%.


                       See Notes to Financial Statements.

Equity 500 Index Portfolio

Notes to Financial Statements


Note 1-Organization and Significant
       Accounting Policies
A. Organization
The Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York and began operations on December 31, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation
The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost that, with accrued interest, approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Futures Contracts
The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. Federal Income Taxes
The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2-Fees and Transactions with
       Affiliates
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. The agreement provides for the Portfolio to pay Bankers Trust a fee, accrued daily and paid monthly, computed as a percentage of the average daily net assets of the Portfolio which on an annual basis is equal to the lesser of (1) 0.005%, or (2) the amount that brings the total annual operating expenses as a percentage of the Portfolio's average daily net assets up to 0.08%.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays Bankers Trust a fee computed daily and paid monthly at an annual rate of .075% of the Portfolio's average daily net assets.

Equity 500 Index Portfolio

Notes to Financial Statements


The Portfolio may invest in the Institutional Cash Management Fund (the "Cash Management Fund"), an open-end management investment company managed by Bankers Trust Company. The Cash Management Fund is offered as a cash management option to the Portfolio and other accounts managed by Bankers Trust. Distributions from the Cash Management Fund to the Portfolio for the year ended December 31, 1999 amounted to $7,493,519 and are included in dividend income.

At December 31, 1999, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount of $150,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. No amounts were drawn down or outstanding for this fund under the credit facility for the year ended December 31, 1999.

Note 3-Purchases and Sales of Investment
       Securities
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 1999, were $2,458,853,481 and $886,448,613, respectively. For federal income tax purposes, the tax basis of investments held at December 31, 1999 was $5,091,039,735. The aggregate gross unrealized appreciation was $3,275,257,510, and the aggregate gross unrealized depreciation was $211,914,502 for all investments as of December 31, 1999.

Note 4-Futures Contracts
A summary of obligations under these financial instruments at December 31, 1999 is as follows:

                                                     Market       Unrealized
Type of Future  Expiration   Contracts   Position     Value       Appreciation
--------------  ----------   ---------   --------    -------      ------------
S&P 500 Index
   Futures      March 2000      547        Long    $203,331,050    $3,943,738
                                592        Long    $204,491,600    $5,603,496

At December 31, 1999, the Portfolio segregated securities with a value of approximately $11,919,729 to cover margin requirements on open futures contracts.

Equity 500 Index Portfolio

Report of Independent Accountants


To the Trustees and Holders of Beneficial Interest of
Equity 500 Index Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Equity 500 Index Portfolio (hereafter referred to as the "Portfolio") at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Baltimore, Maryland
February 11, 2000

U.S. Bond Index Fund

Proxy Results (unaudited)


For the year ended December 31, 1999, the Bankers Trust Institutional Funds shareholders voted on the following proposals at the annual meeting of shareholders on October 8, 1999, or as adjourned. The description of each proposal and number of shares voted are as follows:


1.  To elect the Bankers Trust Institutional Funds Board of Trustees.

                                              Shares            Shares Voted
                                               Voted              Withheld
                                                For               Authority
                                             ---------          ------------
        Mr. Charles P. Biggar                9,550,729               583
        Mr. S. Leland Dill                   9,550,729               583
        Mr. Richard T. Hale                  9,550,729               583
        Mr. Bruce E. Langton                 9,550,729               583
        Mr. Philip Saunders, Jr.             9,550,729               583
        Mr. Harry Van Benschoten             9,550,729               583
        Dr. Martin J. Gruber                 9,550,729               583
        Dr. Richard J. Herring               9,550,729               583


2. To approve the New Investment Advisory Agreement with Bankers Trust Company.

                          For                Against            Abstain
                       --------              -------           --------
                       9,517,499               230              33,583

3. To ratify the selection of PricewaterhouseCoopers LLP as the independent accountants of the Fund and its corresponding Portfolio.

                          For                Against            Abstain
                       --------              -------           --------
                       9,517815                --                 --

                      This page intentionally left blank.

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to us at:
                                       Deutsche Asset Management Service Center
                                       P.O. Box 219210
                                       Kansas City, MO 64121-9210

or call our toll-free number:          1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.







BT Institutional Equity 500 Index Fund                      CUSIP #055924500
BT Institutional Funds                                      481ANN (12/99)

Distributed by:
ICC Distributors, Inc.